Advances From Customers And Deferred Revenues - Schedules of Advances From Customers And Deferred Revenues (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current liabilities:
Deferred revenues	$ 996	$ 291
Advances from customers	665	172
Total	1,661	463
Long-term liabilities:
Deferred revenues	3,473	3,473
Total	$ 5,134	$ 3,936